First Trust Securitized Plus ETF (DEED)
Portfolio of Investments
May 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 62.8%
	Collateralized Mortgage Obligations — 16.6%
	Federal Home Loan Mortgage Corporation
$404,775	Series 4292, Class PB	3.50%	01/15/44	$352,193
351,603	Series 4639, Class HZ	3.25%	04/15/53	284,889
415,000	Series 4753, Class HL	3.00%	02/15/48	352,231
434,920	Series 4765, Class PZ	3.00%	01/15/48	332,744
925,000	Series 5210, Class LB	3.00%	08/25/50	701,053
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,041,802
1,400,000	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (b)	5.43%	05/25/35	1,401,749
	Federal National Mortgage Association
75,324	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (b)	4.87%	07/25/36	74,833
384,714	Series 2013-9, Class GZ	3.50%	02/25/43	344,267
486,187	Series 2013-21, Class EZ	3.00%	03/25/43	437,181
625,000	Series 2015-32, Class PB	3.00%	05/25/45	518,225
1,033,075	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (b)	5.12%	10/25/52	1,000,899
411,425	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (b)	5.52%	10/25/54	407,992
1,367,846	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	5.47%	11/25/54	1,360,234
	Government National Mortgage Association
460,000	Series 2013-39, Class DP	2.50%	03/20/43	346,257
285,326	Series 2015-39, Class ZA	3.50%	03/20/45	259,363
423,032	Series 2015-103, Class ZA	3.50%	07/20/45	348,620
311,757	Series 2017-38, Class Z	4.00%	03/20/47	267,677
388,390	Series 2017-117, Class ZN	3.00%	08/20/47	308,326
330,134	Series 2018-97, Class DZ	3.50%	07/20/48	287,492
483,595	Series 2021-125, Class EL	1.50%	07/20/51	291,969
361,582	Series 2023-18, Class AZ	4.75%	02/20/53	319,615
235,000	Series 2023-81, Class AL	4.50%	08/20/40	229,276
				11,268,887
	Commercial Mortgage-Backed Securities — 0.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
899,805	Series K732, Class X3, IO (c)	2.20%	05/25/46	1,644
	FREMF Mortgage Trust
3,719,638	Series 2017-K726, Class X2B, IO (a)	0.10%	07/25/49	1,569
				3,213
	Pass-Through Securities — 46.2%
	Federal Home Loan Mortgage Corporation
41,641	Pool G08681	3.50%	12/01/45	37,939
21,693	Pool G08792	3.50%	12/01/47	19,652
76,474	Pool G60659	3.50%	08/01/46	69,676
90,763	Pool G61748	3.50%	11/01/48	82,346
105,092	Pool G67706	3.50%	12/01/47	95,617
136,501	Pool G67710	3.50%	03/01/48	123,751
848,800	Pool QC8921	2.50%	10/01/51	701,959
1,330,774	Pool QD7088	2.00%	02/01/52	1,050,270
367,904	Pool QE4038	3.00%	06/01/52	313,379
214,706	Pool RA5286	2.50%	05/01/51	175,456
265,680	Pool RA5552	3.00%	07/01/51	227,712

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$644,358	Pool RA7773	4.00%	08/01/52	$592,120
93,501	Pool SD0499	3.00%	08/01/50	81,424
897,901	Pool SD0956	2.50%	04/01/52	739,264
425,658	Pool SD1382	4.00%	08/01/52	391,742
375,610	Pool SD2190	4.50%	10/01/52	355,254
45,888	Pool SD7502	3.50%	07/01/49	41,335
97,276	Pool SD7511	3.50%	01/01/50	87,540
59,891	Pool SD7513	3.50%	04/01/50	54,078
287,947	Pool SD8212	2.50%	05/01/52	235,086
650,090	Pool SD8256	4.00%	10/01/52	597,218
597,458	Pool SD8264	3.50%	11/01/52	530,635
1,457,099	Pool SL1390	4.00%	07/01/50	1,361,291
61,373	Pool ZM1779	3.00%	09/01/46	53,675
	Federal National Mortgage Association
1,558,382	Pool AL9394	3.00%	11/01/46	1,348,565
21,643	Pool BE3619	4.00%	05/01/47	20,215
1,445,814	Pool BM4963	3.00%	05/01/48	1,261,998
261,200	Pool BQ1163	2.00%	08/01/50	205,112
524,871	Pool BQ1226	2.00%	09/01/50	411,878
627,438	Pool BU9074	2.00%	01/01/52	492,708
475,254	Pool BV4119	2.50%	03/01/52	388,880
217,236	Pool BV5358	2.50%	04/01/52	178,028
524,183	Pool BV8464	3.00%	04/01/52	446,774
1,112,184	Pool BV8477	3.00%	05/01/52	955,298
522,797	Pool BV8515	3.00%	05/01/52	445,494
554,082	Pool BV9960	4.00%	06/01/52	511,302
258,233	Pool BW6293	4.50%	08/01/52	244,247
481,497	Pool BW9886	4.50%	10/01/52	455,023
43,380	Pool CA0995	3.50%	01/01/48	38,708
473,406	Pool CA5689	3.00%	05/01/50	412,265
1,007,302	Pool CB2411	2.50%	12/01/51	832,467
458,031	Pool CB2430	3.00%	12/01/51	390,317
744,461	Pool CB2610	2.00%	01/01/52	584,870
482,597	Pool CB2802	2.00%	02/01/52	380,551
1,110,744	Pool CB3151	2.00%	03/01/52	875,863
947,730	Pool CB3486	3.50%	05/01/52	843,768
102,331	Pool CB4365	3.50%	08/01/52	91,333
1,410,615	Pool FA1348	4.50%	09/01/52	1,376,382
1,375,000	Pool FA1641	4.50%	09/01/50	1,324,360
1,215,520	Pool FS0139	2.50%	01/01/52	1,002,807
353,004	Pool FS3160	3.00%	06/01/52	303,823
168,950	Pool FS3275	3.00%	04/01/52	143,911
850,497	Pool FS3781	2.00%	11/01/51	666,515
91,702	Pool FS6380	2.50%	02/01/52	74,898
167,367	Pool MA4731	3.50%	09/01/52	148,731
756,784	Pool MA4768	2.50%	09/01/52	618,142
390,857	Pool MA4784	4.50%	10/01/52	369,647
830,000	Pool TBA	4.00%	06/15/55	760,532

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$420,000	Pool TBA	4.50%	06/15/55	$396,180
1,000,000	Pool TBA	6.00%	06/15/55	1,009,918
	Government National Mortgage Association
23,813	Pool MA4779	4.00%	10/20/47	22,034
702,311	Pool MA7534	2.50%	08/20/51	589,092
751,086	Pool MA7589	2.50%	09/20/51	630,005
731,717	Pool MA7767	2.50%	12/20/51	613,758
331,325	Pool MA8347	4.50%	10/20/52	314,776
393,539	Pool MA9963	4.50%	10/20/54	371,595
761,509	Pool MA9964	5.00%	10/20/54	739,540
				31,310,729
	Total U.S. Government Agency Mortgage-Backed Securities			42,582,829
	(Cost $44,389,840)
MORTGAGE-BACKED SECURITIES — 21.9%
	Collateralized Mortgage Obligations — 12.4%
	Alternative Loan Trust
254,810	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	4.76%	09/25/47	235,093
	Bear Stearns ALT-A Trust
430,160	Series 2006-1, Class 21A2 (c)	4.57%	02/25/36	307,841
	CHL Mortgage Pass-Through Trust
161,247	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	5.12%	02/25/35	147,099
	CIM Trust
450,000	Series 2023-R3, Class A1B (a)	4.50%	01/25/63	346,181
	Credit Suisse Mortgage Trust
1,019,097	Series 2021-RPL4, Class A1 (a)	4.12%	12/27/60	1,015,188
	EASY
1,000,000	Series 2025-RTL1, Class A2, steps up to 9.30% on 8/26/27 (a) (d) (e)	8.30%	05/25/40	999,999
	IndyMac INDX Mortgage Loan Trust
504,678	Series 2006-AR13, Class A3 (c)	4.03%	07/25/36	328,762
397,098	Series 2006-AR31, Class A3 (c)	4.16%	11/25/36	371,417
	Legacy Mortgage Asset Trust
341,578	Series 2021-GS5, Class A1, steps up to 6.25% on 11/25/25 (a) (e)	5.25%	07/25/67	340,923
	Lehman XS Trust
483,573	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	5.04%	07/25/46	322,515
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 05/01/28 (a) (d) (e)	9.07%	05/25/30	999,976
	PRPM LLC
375,000	Series 2024-RCF2, Class M1, steps up to 4.75% on 03/25/28 (a) (e)	3.75%	03/25/54	347,775
290,000	Series 2024-RPL3, Class M1, steps up to 5.00% on 11/25/28 (a) (e)	4.00%	11/25/54	261,948
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 05/01/29 (a) (d) (e)	3.00%	05/25/55	1,060,245

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	RALI Trust
$1,010,090	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.82%	05/25/37	$935,531
	RFMSI Trust
450,095	Series 2006-S10, Class 1A1	6.00%	10/25/36	362,892
				8,383,385
	Commercial Mortgage-Backed Securities — 9.5%
	BANK
187,000	Series 2024-BNK47, Class C (c)	6.61%	06/15/57	188,494
	BBCMS Mortgage Trust
210,000	Series 2024-5C25, Class AS	6.36%	03/15/57	218,010
175,000	Series 2024-5C27, Class AS	6.41%	07/15/57	182,407
220,000	Series 2024-5C29, Class AS	5.63%	09/15/57	223,285
250,000	Series 2024-C26, Class AS	6.09%	05/15/57	258,054
290,000	Series 2024-C28, Class C	6.29%	09/15/57	292,014
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (a)	4.14%	07/15/53	114,924
357,000	Series 2024-V8, Class C (c)	6.95%	07/15/57	370,415
	BPR Trust
260,000	Series 2024-PMDW, Class D (a) (c)	5.85%	11/05/41	252,663
	BWAY Mortgage Trust
15,537,940	Series 2013-1515, Class XA, IO (a) (c)	0.47%	03/10/33	186,350
	BX Commercial Mortgage Trust
200,000	Series 2020-VIV2, Class C (a) (c)	3.54%	03/09/44	182,782
175,000	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (b)	8.33%	10/15/38	172,761
246,752	Series 2024-KING, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (b)	6.07%	05/15/34	246,679
	BX Trust
300,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (b)	6.24%	06/15/36	299,705
	BXP Trust
280,000	Series 2021-601L, Class A (a)	2.62%	01/15/44	237,338
	Citigroup Commercial Mortgage Trust
3,840,381	Series 2016-P3, Class XA, IO (c)	1.64%	04/15/49	31,942
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (c) (f)	1.14%	10/15/45	15,188
912,961	Series 2014-UBS3, Class XA, IO (c) (f)	0.60%	06/10/47	23
11,151,000	Series 2014-UBS3, Class XB, IO (a) (c)	0.22%	06/10/47	150
7,000,000	Series 2015-LC21, Class XE, IO (a) (c)	1.06%	07/10/48	3,279
220,000	Series 2020-CX, Class A (a)	2.17%	11/10/46	185,963
219,000	Series 2024-277P, Class A (a)	6.34%	08/10/44	228,225
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (a) (c)	3.28%	12/15/41	165,419
	CSAIL Commercial Mortgage Trust
2,230,926	Series 2016-C5, Class XA, IO (c)	0.83%	11/15/48	2,084
	Grace Trust
400,000	Series 2020-GRCE, Class A (a)	2.35%	12/10/40	347,191
1,000,000	Series 2020-GRCE, Class X, IO (a) (c)	0.30%	12/10/40	14,545

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Trust
$1,067,938	Series 2011-GC5, Class XA, IO (c) (g) (h)	0.00%	08/10/44	$671
	Hilton U.S.A. Trust
360,000	Series 2016-HHV, Class F (a) (c)	4.19%	11/05/38	345,584
	JP Morgan Chase Commercial Mortgage Securities Trust
260,000	Series 2019-OSB, Class A (a)	3.40%	06/05/39	241,954
	JPMBB Commercial Mortgage Securities Trust
717,399	Series 2015-C32, Class XA, IO (c) (f)	1.08%	11/15/48	23
	JPMCC Commercial Mortgage Securities Trust
8,818,836	Series 2017-JP5, Class XA, IO (c)	0.76%	03/15/50	98,356
	JPMDB Commercial Mortgage Securities Trust
5,206,009	Series 2016-C2, Class XA, IO (c)	1.47%	06/15/49	36,430
	Morgan Stanley Bank of America Merrill Lynch Trust
15,852,259	Series 2015-C25, Class XA, IO (c)	0.98%	10/15/48	9,017
	SFAVE Commercial Mortgage Securities Trust
340,000	Series 2015-5AVE, Class A2B (a) (c)	4.14%	01/05/43	288,095
	SLG Office Trust
150,000	Series 2021-OVA, Class D (a)	2.85%	07/15/41	126,684
385,000	Series 2021-OVA, Class G (a)	2.85%	07/15/41	292,002
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (c) (g) (h)	0.00%	01/15/39	110
	TEXAS Commercial Mortgage Trust
260,000	Series 2025-TWR, Class C, 1 Mo. CME Term SOFR + 2.14% (a) (b)	6.47%	04/15/42	258,138
	VLS Commercial Mortgage Trust
220,000	Series 2020-LAB, Class B (a)	2.45%	10/10/42	176,383
	Wells Fargo Commercial Mortgage Trust
1,083,252	Series 2015-LC22, Class XA, IO (c) (f)	0.64%	09/15/58	21
3,354,089	Series 2016-C33, Class XA, IO (c)	1.54%	03/15/59	18,531
5,823,000	Series 2016-C37, Class XEF, IO (a) (c)	1.60%	12/15/49	117,961
	WFRBS Commercial Mortgage Trust
110,803	Series 2014-C22, Class XA, IO (c) (f)	0.25%	09/15/57	19
				6,429,869
	Total Mortgage-Backed Securities			14,813,254
	(Cost $15,365,223)
ASSET-BACKED SECURITIES — 11.4%
	AMSR Trust
355,000	Series 2020-SFR3, Class G (a)	4.99%	09/17/37	353,045
	Ares LXII CLO Ltd.
300,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + 1.91% (a) (b)	6.19%	01/25/34	300,488
	BlueMountain CLO Ltd.
500,000	Series 2018-3A, Class A2R, 3 Mo. CME Term SOFR + 1.60% (a) (b)	5.88%	10/25/30	500,965
	CoreVest American Finance Trust
1,637,625	Series 2021-2, Class XA, IO (a) (c)	2.94%	07/15/54	54,706
	Dryden 45 Senior Loan Fund
250,000	Series 2016-45A, Class CRR, 3 Mo. CME Term SOFR + 1.95% (a) (b)	6.21%	10/15/30	251,150

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Edgeconnex Data Centers Issuer LLC
$285,250	Series 2022-1, Class A2 (a)	4.25%	03/25/52	$274,935
	Exeter Automobile Receivables Trust
1,000,000	Series 2025-3A, Class D	5.57%	10/15/31	1,007,673
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (a)	3.25%	11/27/51	287,200
	J.G. Wentworth LLC
391,975	Series 2017-2A, Class B (a)	5.09%	09/17/74	351,425
	Mastr Asset Backed Securities Trust
435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.56% (b)	5.00%	05/25/37	367,156
	Merrill Lynch Mortgage Investors Trust
1,041,508	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	4.40%	11/25/37	327,246
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.92%	08/25/37	323,191
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 30 Day Average SOFR + 1.61% (b)	5.94%	10/25/58	303,987
295,000	Series 2019-3A, Class B, 30 Day Average SOFR + 1.66% (a) (b)	5.99%	07/25/68	291,998
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + 0.54% (b)	4.90%	09/22/35	321,550
	Oakwood Mortgage Investors, Inc.
444,237	Series 1999-C, Class A2	7.48%	08/15/27	331,981
	Octagon Investment Partners XVI Ltd.
350,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	5.94%	07/17/30	350,700
	Ownit Mortgage Loan Trust
555,428	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	4.76%	09/25/37	242,944
	PRET LLC
292,730	Series 2022-RN1, Class A1, steps up to 7.72% on 02/25/26 (a) (e)	6.72%	07/25/51	293,093
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	6.47%	04/25/73	68,884
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	6.47%	07/25/73	65,941
	Specialty Underwriting & Residential Finance Trust
362,012	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.92%	09/25/37	248,101
	Textainer Marine Containers VII Ltd.
57,534	Series 2020-3A, Class A (a)	2.11%	09/20/45	53,686
	Vault DI Issuer LLC
265,000	Series 2021-1A, Class A2 (a)	2.80%	07/15/46	255,374
	Wachovia Student Loan Trust
359,762	Series 2006-1, Class B, 90 Day Average SOFR + 0.50% (a) (b)	4.86%	04/25/40	333,005
	Ziply Fiber Issuer LLC
150,000	Series 2024-1A, Class B (a)	7.81%	04/20/54	155,575
	Total Asset-Backed Securities			7,715,999
	(Cost $8,549,657)

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 1.0%
	Capital Markets — 1.0%
20,000	First Trust Commercial Mortgage Opportunities ETF (i)	$405,600
12,000	First Trust Structured Credit Income Opportunities ETF (i)	245,081
	Total Exchange-Traded Funds	650,681
	(Cost $651,437)
MONEY MARKET FUNDS — 7.4%
1,413,098	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (j)	1,413,098
3,588,846	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (j)	3,588,846
	Total Money Market Funds	5,001,944
	(Cost $5,001,944)

	Total Investments — 104.5%	70,764,707
	(Cost $73,958,101)
	Net Other Assets and Liabilities — (4.5)%	(3,016,948)
	Net Assets — 100.0%	$67,747,759
Futures Contracts at May 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	8	Sep-2025	$1,659,500	$1,465
U.S. 5-Year Treasury Notes	2	Sep-2025	216,375	191
U.S. Treasury Bond Futures	11	Sep-2025	1,240,594	9,189
Ultra 10-Year U.S. Treasury Notes	53	Sep-2025	5,964,984	28,612
Ultra U.S. Treasury Bond Futures	5	Sep-2025	580,313	4,993
			$9,661,766	$44,450

Futures Contracts Short
U.S. 10-Year Treasury Notes	18	Sep-2025	$(1,993,500)	$(4,273)
		Total	$7,668,266	$40,177

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2025, securities noted as such amounted to $15,367,673 or 22.7% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2025, securities noted as such are valued at $3,060,220 or 4.5% of net assets.

(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(h)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
(i)	Investment in an affiliated fund.
(j)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$42,582,829	$—	$42,582,829	$—
Mortgage-Backed Securities	14,813,254	—	14,813,254	—
Asset-Backed Securities	7,715,999	—	7,715,999	—
Exchange-Traded Funds*	650,681	650,681	—	—
Money Market Funds	5,001,944	5,001,944	—	—
Total Investments	70,764,707	5,652,625	65,112,082	—
Futures Contracts	44,450	44,450	—	—
Total	$70,809,157	$5,697,075	$65,112,082	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(4,273)	$(4,273)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Restricted Securities
As of May 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 08/10/44	05/19/20	$1,067,938	$0.00 *	$0	$671	0.00%**
SMRT, Series 2022-MINI, Class XCP, IO, 01/15/39	01/24/22	105,000,000	0.00 *	0	110	0.00 **
				$0	$781	0.00%

*	Amount is less than $0.01.
**	Amount is less than 0.01%.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	20,000	$—	$406,605	$—	$(1,005)	$—	$405,600	$2,200
First Trust Structured Credit Income Opportunities ETF	12,000	—	244,832	—	249	—	245,081	1,380
		$—	$651,437	$—	$(756)	$—	$650,681	$3,580